Document and Entity Information	Nov. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2023
Entity File Number	333-73996
Entity Registrant Name	MORGAN GROUP HOLDING CO.
Entity Central Index Key	0001162283
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-4196940
Entity Address, Address Line One	401 Theodore Fremd Avenue
Entity Address, City or Town	Rye
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10580
City Area Code	914
Local Phone Number	921-5150
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false